PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,246,441	¥ 8,685,196	¥ 8,854,015
Less: Accumulated depreciation	(777,551)	(5,417,970)	(5,192,694)
Property and equipment, net	468,890	3,267,226	3,661,321
Construction in progress	3,321,421	23,143,654	21,524,994
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	680,449	4,741,366	4,923,152
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	195,638	1,363,202	1,350,235
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 370,354	¥ 2,580,628	¥ 2,580,628